Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2017
Accounts payable and accrued expenses [Abstract]
Accounts payable and accrued expenses
Note 7 - Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

(Dollars in thousands)	2017	2016
Accounts payable	$8,883	$3,565
Accrued interest	3,026	2,942
Accrued voyage expenses	2,274	224
Accrued employee compensation	2,566	4,812
Other	679	835
Total accounts payable and accrued expenses	$17,427	$12,378